LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Supplemental Cash Flow Information	Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2021
Cash payments related to operating lease	$25,612
New right-of-use assets obtained in exchange for operating lease obligations	$561

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities were as follows:

Operating Leases
2022	$22,766
2023	14,695
2024	11,546
2025	9,910
2026	9,533
Thereafter	63,016
Total lease payments	131,466

Less imputed interest	(30,767)

Total	$100,699

Schedule of Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows:

Year ended December 31, 2021
Current maturities of operating leases	19,514
Long-term operating leases	81,185
Total operating lease liabilities	$100,699

Weighted-average remaining operating lease term	10.94
Weighted-average discount rate of operating leases	5.45%